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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04310

                   Morgan Stanley Convertible Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                10020
    (Address of principal executive offices)                (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: September 30, 2006

Item 1 - Report to Shareholders
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Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Convertible Securities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

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FUND REPORT
FOR THE YEAR ENDED SEPTEMBER 30, 2006

TOTAL RETURN FOR THE 12 MONTHS ENDED SEPTEMBER 30, 2006

                                         MERRILL LYNCH ALL    LIPPER CONVERTIBLE
                                            CONVERTIBLE           SECURITIES
CLASS A   CLASS B   CLASS C   CLASS D   SECURITIES INDEX(1)     FUNDS INDEX(2)

 7.64%     6.85%     7.00%     7.90%            7.94%                8.10%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The overall investment environment during the measurement period was largely positive, though mounting concerns limited gains. The Federal Open Market Committee (the "Fed") raised the target federal funds rate six times during the period to 5.25 percent, though it left rates unchanged at its last two meetings before the period ended, and indicated that any future changes would likely be driven by unfolding economic data. The stock market rallied in spite of mounting inflation concerns and a growing consensus that the housing market had peaked. A decline in oil prices late in the period, coupled with the lack of significant hurricane activity and continued strength in consumer spending, further supported the market.

The convertible market benefited from the strength of the equities market, especially from the strong performance of small- and mid-cap stocks in the early months of the period. These companies tend to be among the largest issuers of convertible securities, and as a result their performance typically has a significant impact on the performance of the sector. Convertible arbitrage hedge funds continued to regain their footing after a difficult period in early 2005, and benefited from growing inflows, which also broadly helped the convertible market. Issuers took advantage of the favorable environment by bringing a steady supply of new securities to the market, holding overall issuance steady. Real estate investment trust (REIT) companies were especially active in capitalizing on strong investor interest.

PERFORMANCE ANALYSIS

Morgan Stanley Convertible Securities Trust underperformed the Merrill Lynch All Convertible Securities Index and the Lipper Convertible Securities Funds Index for the 12 months ended September 30, 2006, assuming no deduction of applicable sales charges.

Over the course of the period, we increased the portfolio's overall equity sensitivity in order to position it to benefit from rising equity prices. We also continued to focus on security selection in the belief that merger and acquisition activity would continue, leading to investment opportunities. As a result, the primary drivers of the Fund's performance relative to the Merrill Lynch All Convertible Securities Index were company-specific.

Within the biotechnology and entertainment industries, several of the Fund's higher-beta (more volatile) companies suffered from negative developments during the period. We maintained the Fund's exposure to those securities which appeared to us to be poised for improvement, and trimmed others in order to reinvest in what we consider to be more promising opportunities.

Other positions provided more immediate benefits. The Fund's overweighted position in energy stocks relative to the Merrill Lynch All Convertible Securities Index, as well as strong security selection, boosted overall returns for the period. Selected positions in the consumer and defense sectors also supported performance.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.


                                        2

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TOP 10 HOLDINGS

Lehman Brothers Holdings Inc.       2.3%
NII Holdings Inc                    2.2
General Motors Corp                 1.9
Wyeth - 144A                        1.9
MetLife, Inc.                       1.8
L-3 Communications Corp.            1.7
Lazard Ltd. (Bermuda)               1.6
Federal National Mortgage Assoc.    1.6
Teva Pharmaceutical Financial Co.   1.5
Agere Systems Inc                   1.5

TOP FIVE INDUSTRIES

Semiconductors                      7.3%
Biotechnology                       6.6
Investment Banks/Brokers            6.0
Aerospace & Defense                 4.2
Oilfield Services/Equipment         4.1

DATA AS OF SEPTEMBER 30, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN CONVERTIBLE SECURITIES. A CONVERTIBLE SECURITY IS A BOND, PREFERRED STOCK OR OTHER SECURITY THAT MAY BE CONVERTED INTO A PRESCRIBED AMOUNT OF COMMON STOCK AT A PRESTATED PRICE. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., MAY RETAIN THAT COMMON STOCK TO PERMIT ITS ORDERLY SALE OR TO ESTABLISH LONG-TERM HOLDING PERIODS FOR TAX PURPOSES. THE FUND IS NOT REQUIRED TO SELL THE STOCK TO ASSURE THAT THE REQUIRED PERCENTAGE OF ITS ASSETS IS INVESTED IN CONVERTIBLE SECURITIES. THE FUND'S CONVERTIBLE SECURITIES MAY INCLUDE LOWER RATED FIXED-INCOME SECURITIES COMMONLY KNOWN AS "JUNK BONDS." THE CONVERTIBLE SECURITIES ALSO MAY INCLUDE "EXCHANGEABLE" AND "SYNTHETIC" CONVERTIBLE SECURITIES. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S INVESTMENT ADVISER CONSIDERS MARKET, ECONOMIC AND POLITICAL CONDITIONS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS


                                        3

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WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN
STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.


                                        4

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PERFORMANCE SUMMARY

PERFORMANCE OF $10,000 INVESTMENT-CLASS B

                                     [CHART]

                      MERRILL LYNCH ALL CONVERTIBLE   LIPPER CONVERTIBLE SECURITIES
             FUND++        SECURITIES INDEX (1)              FUNDS INDEX (2)
            -------   -----------------------------   -----------------------------
9/30/1996   $10,000               $10,000                        $10,000
9/30/1997   $12,338               $12,534                        $12,416
9/30/1998   $10,609               $11,889                        $11,291
9/30/1999   $12,160               $15,123                        $13,484
9/30/2000   $16,079               $19,342                        $17,852
9/30/2001   $13,521               $15,174                        $14,681
9/30/2002   $12,844               $13,644                        $13,698
9/30/2003   $15,269               $17,396                        $16,585
9/30/2004   $16,740               $19,397                        $18,523
9/30/2005   $17,853               $20,799                        $20,392
9/30/2006   $19,076               $22,452                        $22,044

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AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED SEPTEMBER 30, 2006

                   CLASS A SHARES*   CLASS B SHARES **    CLASS C SHARES+   CLASS D SHARES++
SYMBOL            (SINCE 07/28/97)    (SINCE 10/31/85)   (SINCE 07/28/97)   (SINCE 07/28/97)
---------------   ----------------   -----------------   ----------------   ----------------
                        CNSAX              CNSBX               CNSCX              CNSDX
1 YEAR                7.64%(3)            6.85%(3)           7.00%(3)            7.90%(3)
                      1.99 (4)            1.85 (4)           6.00 (4)              --
5 YEARS               7.95 (3)            7.13 (3)           7.17 (3)            8.20 (3)
                      6.79 (4)            6.82 (4)           7.17 (4)              --
10 YEARS                --                6.67 (3)             --                  --
                        --                6.67 (4)             --                  --
SINCE INCEPTION       6.38 (3)            7.61 (3)           5.59 (3)            6.62 (3)
                      5.76 (4)            7.61 (4)           5.59 (4)              --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MERRILL LYNCH ALL CONVERTIBLE SECURITIES INDEX IS A MARKET-CAPITALIZATION WEIGHTED INDEX OF DOMESTIC CORPORATE CONVERTIBLE SECURITIES. IN ORDER TO BE INCLUDED IN THE INDEX, BONDS AND PREFERRED STOCKS MUST BE CONVERTIBLE ONLY TO COMMON STOCK AND HAVE A MARKET VALUE OR ORIGINAL PAR VALUE OF AT LEAST $50 MILLION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER CONVERTIBLE SECURITIES FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CONVERTIBLE SECURITIES FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

+++  ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2006.

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EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/06 - 09/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING        ENDING       EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     04/01/06 -
                                                     04/01/06        09/30/06         09/30/06
                                                  -------------   -------------   ---------------
CLASS A
Actual (1.29% return)                               $1,000.00       $1,012.90          $5.60
Hypothetical (5% annual return before expenses)     $1,000.00       $1,019.50          $5.62
CLASS B
Actual (1.01% return)                               $1,000.00       $1,010.10          $9.37
Hypothetical (5% annual return before expenses)     $1,000.00       $1,015.74          $9.40
CLASS C
Actual (0.96% return)                               $1,000.00       $1,009.60          $9.37
Hypothetical (5% annual return before expenses)     $1,000.00       $1,015.74          $9.40
CLASS D
Actual (1.48% return)                               $1,000.00       $1,014.80          $4.34
Hypothetical (5% annual return before expenses)     $1,000.00       $1,020.76          $4.36

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIOS OF 1.11%, 1.86%, 1.86% AND 0.86% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

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INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel. The Board concluded that the Fund can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Fund's investment strategy and/or investment personnel.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006

PRINCIPAL
AMOUNT IN                                           COUPON    MATURITY
THOUSANDS                                            RATE       DATE        VALUE
------------------------------------------------------------------------------------
            Convertible Bonds (69.3%)
            ADVERTISING/MARKETING SERVICES (0.6%)
   $  850   Lamar Advertising Co.                   2.875%    12/31/10   $ 1,009,375
                                                                         -----------
            AEROSPACE & DEFENSE (4.2%)
    1,800   Armor Holdings, Inc.                     2.00+++  11/01/24     2,234,250
    3,000   L-3 Communications Corp.                 3.00     08/01/35     3,067,500
    1,600   Lockheed Martin Corp.                   5.155+    08/15/33     2,033,760
                                                                         -----------
                                                                           7,335,510
                                                                         -----------
            AIRLINES (0.5%)
      875   UAL Corp.                                5.00     02/01/21       841,663
                                                                         -----------
            APPAREL/FOOTWEAR RETAIL (1.3%)
    2,450   TJX Companies, Inc. (The)                0.00     02/13/21     2,296,875
                                                                         -----------
            BIOTECHNOLOGY (6.6%)
    2,450   Amgen Inc. - 144A*                      0.375     02/01/13     2,489,812
    1,750   Cubist Pharmaceuticals Inc.              2.25     06/15/13     1,736,875
    1,750   Genzyme Corp.                            1.25     12/01/23     1,925,000
    1,750   Medimmune Inc. - 144A*                  1.625     07/15/13     1,918,438
      480   Millipore Corp.                          3.75     06/01/26       481,200
    1,270   Millipore Corp. - 144A*                  3.75     06/01/26     1,273,175
    2,000   NPS Pharmaceuticals, Inc.                3.00     06/15/08     1,720,000
                                                                         -----------
                                                                          11,544,500
                                                                         -----------
            BROADCASTING (0.5%)
      285   Sirius Satellite Radio Inc.              3.50     06/01/08       811,894
                                                                         -----------
            CABLE/SATELLITE TV (2.5%)
    2,000   Echostar Communications Corp.            5.75     05/15/08     2,015,000
    2,200   Liberty Media Corp.                      0.75     03/30/23     2,433,750
                                                                         -----------
                                                                           4,448,750
                                                                         -----------
            COMPUTER COMMUNICATIONS (0.5%)
      875   Finisar Corp.                            5.25     10/15/08       878,281
                                                                         -----------
            COMPUTER PERIPHERALS (0.7%)
      660   Maxtor Corp.                             6.80     04/30/10       731,775
      400   Maxtor Corp. - 144A*                    2.375     08/15/12       588,000
                                                                         -----------
                                                                           1,319,775
                                                                         -----------
            CONTAINERS/PACKAGING (0.8%)
    1,400   Sealed Air Corp. - 144A*                 3.00     06/30/33     1,372,000
                                                                         -----------
            ELECTRICAL PRODUCTS (0.5%)
    1,050   Wilson Greatbach Technologies, Inc.      2.25     06/15/13       943,688
                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON    MATURITY
THOUSANDS                                                 RATE       DATE        VALUE
----------------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS (2.4%)
   $1,900   Flextronics International Ltd. (Singapore)    1.00%    08/01/10   $1,954,625
    1,050   Hutchinson Technology Inc.                    3.25     01/15/26      945,000
    1,400   Sandisk Corp.                                 1.00     05/15/13    1,340,500
                                                                              ----------
                                                                               4,240,125
                                                                              ----------
            ELECTRONIC DISTRIBUTORS (0.4%)
    1,000   Safeguard Scientifics - 144A*                2.625     03/15/24      777,500
                                                                              ----------
            ELECTRONIC EQUIPMENT/INSTRUMENTS (0.5%)
      800   Itron Inc. (Series ITRI)                      2.50     08/01/26      907,000
                                                                              ----------
            ELECTRONIC PRODUCTION EQUIPMENT (1.5%)
    1,000   Axcelis Tech, Inc.                            4.25     01/15/07      998,750
    1,500   Cymer, Inc.                                   3.50     02/15/09    1,558,125
                                                                              ----------
                                                                               2,556,875
                                                                              ----------
            ELECTRONICS/APPLIANCE STORES (0.7%)
    1,000   Best Buy Co., Inc.                            2.25     01/15/22    1,215,000
                                                                              ----------
            ELECTRONICS/APPLIANCES (1.0%)
    1,750   Eastman Kodak Co.                            3.375     10/15/33    1,719,375
                                                                              ----------
            ENVIRONMENTAL SERVICES (0.4%)
      700   Allied Waste Industries, Inc.                 4.25     04/15/34      647,500
                                                                              ----------
            HOSPITAL/NURSING MANAGEMENT (1.3%)
    1,800   Manor Care Inc.                              2.125#    08/01/35    2,216,250
                                                                              ----------
            HOTELS/RESORTS/CRUISELINES (1.7%)
    2,750   Carnival Corp.                               1.132+++  04/29/33    1,976,562
      800   Hilton Hotels Corp.                          3.375     04/15/23    1,050,000
                                                                              ----------
                                                                               3,026,562
                                                                              ----------
            INDUSTRIAL MACHINERY (0.9%)
    1,190   Actuant Corp.                                 2.00     11/15/23    1,628,812
                                                                              ----------
            INFORMATION TECHNOLOGY SERVICES (1.1%)
      700   Level 3 Communications Inc.                   3.50     06/15/12      826,000
    1,190   Level 3 Communications Inc.                   6.00     09/15/09    1,075,463
                                                                              ----------
                                                                               1,901,463
                                                                              ----------
            INTERNET SOFTWARE/SERVICES (0.7%)
    1,000   Yahoo! Inc.                                   0.00     04/01/08    1,301,250
                                                                              ----------
            INVESTMENT BANKS/BROKERS (2.2%)
    1,750   Lehman Brothers Holdings Inc. (Series MSFT)   2.00     08/01/13    1,906,975
    1,750   Merrill Lynch & Co.                           0.00     03/13/32    2,053,800
                                                                              ----------
                                                                               3,960,775
                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON   MATURITY
THOUSANDS                                                            RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------
            MAJOR BANKS (0.5%)
   $  850   Wells Fargo Company                                     5.239+%  05/01/33   $  863,005
                                                                                        ----------
            MARINE SHIPPING (0.9%)
    1,710   OMI Corp. (Marshall Islands)                            2.875    12/01/24    1,660,838
                                                                                        ----------
            MEDIA CONGLOMERATES (1.3%)
    2,000   Walt Disney Co. (The)                                   2.125    04/15/23    2,260,000
                                                                                        ----------
            MEDICAL DISTRIBUTORS (0.1%)
      175   Polymedica Corp. - 144A*                                 1.00    09/15/11      180,836
                                                                                        ----------
            MEDICAL SPECIALTIES (3.7%)
    1,750   American Medical Systems                                 3.25    07/01/36    2,051,875
    1,200   Cytyc Corp.                                              2.25    03/15/24    1,212,000
    1,600   Fisher Scientific International                          3.25    03/01/24    1,870,000
    1,400   Medtronic, Inc. (Series B)                               1.25    09/15/21    1,405,250
                                                                                        ----------
                                                                                         6,539,125
                                                                                        ----------
            MOVIES/ENTERTAINMENT (0.4%)
      800   Lions Gate Entertainment (Canada)                       3.625    03/15/25      775,000
                                                                                        ----------
            OIL & GAS PRODUCTION (0.9%)
      950   Cheniere Energy, Inc.                                    2.25    08/01/12    1,009,375
      400   McMoran Exploration Co.                                  5.25    10/06/11      491,500
                                                                                        ----------
                                                                                         1,500,875
                                                                                        ----------
            OILFIELD SERVICES/EQUIPMENT (3.3%)
    1,595   Cooper Cameron Corp.                                     1.50    05/15/24    2,390,506
      723   Halliburton Co.                                         3.125    07/15/23    1,142,340
    1,310   Schlumberger Ltd. (Netherlands Antilles)                 1.50    06/01/23    2,271,213
                                                                                        ----------
                                                                                         5,804,059
                                                                                        ----------
            PACKAGED SOFTWARE (0.8%)
    1,200   Sybase, Inc. - 144A*                                     1.75    02/22/25    1,332,000
                                                                                        ----------
            PHARMACEUTICALS: MAJOR (2.7%)
    1,500   Bristol-Myers Squibb Co.                                 4.89+   09/15/23    1,510,200
    3,000   Wyeth - 144A*                                           5.109+   01/15/24    3,283,200
                                                                                        ----------
                                                                                         4,793,400
                                                                                        ----------
            PHARMACEUTICALS: OTHER (2.0%)
      820   Advanced Medical Optics Inc.                             2.50    07/15/24      851,775
    2,800   Teva Pharmaceutical Financial Co. (Series D) (Israel)    1.75    02/01/26    2,674,000
                                                                                        ----------
                                                                                         3,525,775
                                                                                        ----------
            REAL ESTATE INVESTMENT TRUSTS (1.1%)
    1,400   Boston Properties Inc.                                   3.75    05/15/36    1,512,000
      350   Digital Realty Trust LP - 144A*                         4.125    08/15/26      374,920
                                                                                        ----------
                                                                                         1,886,920
                                                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON   MATURITY
THOUSANDS                                                            RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------
            RECREATIONAL PRODUCTS (0.8%)
   $1,200   Scientific Games Corp.                                   0.75%   12/01/24   $  1,437,000
                                                                                        ------------
            SEMICONDUCTORS (7.3%)
    2,600   Agere Systems Inc.                                       6.50    12/15/09      2,619,500
    1,400   Cypress Semiconductor Corp.                              1.25    06/15/08      1,813,000
    2,600   Fairchild Semiconductor International, Inc.              5.00    11/01/08      2,587,000
      350   Intel Corp.                                              2.95    12/15/35        314,563
    1,750   Intel Corp. - 144A*                                      2.95    12/15/35      1,572,812
      875   International Rectifier Corp.                            4.25    07/15/07        868,437
    2,400   LSI Logic Corp.                                          4.00    05/15/10      2,418,000
      800   Pixelworks, Inc.                                         1.75    05/15/24        571,000
                                                                                        ------------
                                                                                          12,764,312
                                                                                        ------------
            SERVICES TO THE HEALTH INDUSTRY (1.6%)
    1,400   Trizetto Group                                           2.75    10/01/25      1,492,750
    1,400   WebMD Corp.                                             3.125    09/01/25      1,405,250
                                                                                        ------------
                                                                                           2,898,000
                                                                                        ------------
            SPECIALTY TELECOMMUNICATIONS (0.8%)
    1,169   Time Warner Telecom Inc.                                2.375    04/01/26      1,452,483
                                                                                        ------------
            TELECOMMUNICATION EQUIPMENT (1.7%)
      525   Broadwing Corp.                                         3.125    05/15/26        550,594
    1,050   Broadwing Corp. - 144A*                                 3.125    05/15/26      1,101,187
    1,300   Ciena Corp.                                              3.75    02/01/08      1,261,000
                                                                                        ------------
                                                                                           2,912,781
                                                                                        ------------
            TOBACCO (0.6%)
      875   Vector Group Ltd. - 144A*                               3.875+   06/15/26        992,031
                                                                                        ------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (0.6%)
    1,050   Greenbrier Co. Inc.                                     2.375    05/15/26        977,812
                                                                                        ------------
            WHOLESALE DISTRIBUTORS (1.1%)
    2,000   Collegiate Pacific Inc.                                  5.75    12/01/09      1,947,500
                                                                                        ------------
            WIRELESS TELECOMMUNICATIONS (3.6%)
    2,460   Nextel Communications, Inc.                              5.25    01/15/10      2,432,325
      400   NII Holdings, Inc.                                       2.75    08/15/25        567,500
    1,400   NII Holdings, Inc.                                      2.875    02/01/34      3,381,000
                                                                                        ------------
                                                                                           6,380,825
                                                                                        ------------
            Total Convertible Bonds
               (COST $114,458,708)                                                      $121,785,375
                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                        VALUE
---------                                                                    ----------
            Convertible Preferred Stocks (27.4%)
            ADVERTISING/MARKETING SERVICES (0.5%)
    1,000   Interpublic Group of Companies, Inc. - 144A* (Series B) $52.50   $  958,750
                                                                             ----------
            CHEMICALS: MAJOR DIVERSIFIED (0.7%)
   29,100   Huntsman Corp. $2.50                                              1,172,148
                                                                             ----------
            CONTAINERS/PACKAGING (0.6%)
   27,840   Owens-Illinois, Inc. $2.375                                         975,792
                                                                             ----------
            DISCOUNT STORES (0.6%)
   17,500   Retail Ventures Inc. $3.3125                                        980,000
                                                                             ----------
            ELECTRIC UTILITIES (0.8%)
    3,600   NRG Energy Inc. $14.375                                             847,350
   12,350   PNM Resources Inc. $3.375                                           617,994
                                                                             ----------
                                                                              1,465,344
                                                                             ----------
            FINANCE/RENTAL/LEASING (2.2%)
       29   Federal National Mortgage Assoc. $5,375.00                        2,794,875
   25,338   United Rentals Trust I $3.25                                      1,165,548
                                                                             ----------
                                                                              3,960,423
                                                                             ----------
            FINANCIAL CONGLOMERATES (2.2%)
   78,000   Citigroup Funding Inc. (Series GNW) $1.4809 +                     2,544,750
    1,000   Fortis Insurance NV - 144A* $77.50 (Netherlands)                  1,401,000
                                                                             ----------
                                                                              3,945,750
                                                                             ----------
            GAS DISTRIBUTORS (0.6%)
   19,200   Southern Union Co. $2.50                                          1,011,840
                                                                             ----------
            HOME FURNISHINGS (1.4%)
   55,000   Newell Financial Trust I $2.625                                   2,516,250
                                                                             ----------
            INVESTMENT BANKS/BROKERS (3.8%)
   52,500   E*Trade Financial Corp. $1.5313                                   1,633,800
   80,000   Lazard Ltd. $1.6563 (Bermuda)                                     2,844,000
   80,000   Lehman Brothers Holdings Inc. (Series GIS) $1.5625                2,184,000
                                                                             ----------
                                                                              6,661,800
                                                                             ----------
            LIFE/HEALTH INSURANCE (1.8%)
  104,000   MetLife, Inc. (Series B) $1.5938                                  3,089,840
                                                                             ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                        VALUE
---------                                                                    -----------
            MOTOR VEHICLES (3.1%)
   60,750   Ford Cap Trust II $3.25                                          $ 2,040,593
   59,500   General Motors Corp. (Series A) $1.125                             1,472,030
   92,000   General Motors Corp. (Series B) $1.3125                            1,851,040
                                                                             -----------
                                                                               5,363,663
                                                                             -----------
            OIL & GAS PRODUCTION (1.1%)
   19,000   Chesapeake Energy Corp. - 144A* $5.00                              1,985,500
                                                                             -----------
            OILFIELD SERVICES/EQUIPMENT (0.8%)
   28,000   Bristow Group Inc. $2.75                                           1,373,400
                                                                             -----------
            PHARMACEUTICALS: MAJOR (1.0%)
   33,000   Schering-Plough Corp. $3.00                                        1,834,470
                                                                             -----------
            PRECIOUS METALS (0.9%)
   1,200    Freeport-MC Copper & Gold Inc. $55.00                              1,507,500
                                                                             -----------
            PROPERTY - CASUALTY INSURERS (3.4%)
   56,000   Platinum Underwriters (Series A) $1.809 (Bermuda)                  1,719,200
  100,000   Travelers Property Casualty Corp. $1.125                           2,462,000
   79,500   XL Capital Ltd. $1.625 (Kyrgyzstan)                                1,804,650
                                                                             -----------
                                                                               5,985,850
                                                                             -----------
            REAL ESTATE INVESTMENT TRUSTS (0.6%)
   13,700   Simon Property Group, Inc. $3.00                                   1,012,567
                                                                             -----------
            TELECOMMUNICATION EQUIPMENT (1.3%)
   2,200    Lucent Technologies Capital Trust I $77.50                         2,249,500
                                                                             -----------
            Total Convertible Preferred Stocks
               (COST $46,001,700)                                             48,050,387
                                                                             -----------
            Common Stocks (1.3%)
            OIL & GAS PIPELINES (1.0%)
   74,814   Williams Companies, Inc. (The)                                     1,785,810
                                                                             -----------
            OIL REFINING/MARKETING (0.3%)
    8,337   Valero Energy Corp.                                                  429,105
                                                                             -----------
            Total Common Stocks
               (COST $1,360,107)                                               2,214,915
                                                                             -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                  COUPON   MATURITY
THOUSANDS                                                   RATE      DATE         VALUE
---------                                                  ------   --------   ------------
            Short-Term Investments (1.6%)
            Repurchase Agreements
   $2,266   Joint repurchase agreement account
               (dated 09/29/06; proceeds $2,267,006) (a)
               (COST $2,266,000)                           5.325%   10/02/06   $  2,266,000
      594   The Bank of New York (dated 09/29/06;
               proceeds $593,965) (b)
               (COST $593,702)                             5.313    10/02/06        593,702
                                                                               ------------
            Total Short-Term Investments
               (COST $2,859,702)                                                  2,859,702
                                                                               ------------
            Total Investments
               (COST $164,680,217) (c)                                  99.6%   174,910,379
            Other Assets in Excess of Liabilities                        0.4        734,867
                                                                       -----   ------------
            Net Assets                                                 100.0%  $175,645,246
                                                                       =====   ============

----------
*    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.

+++ RATE IN EFFECT AT SEPTEMBER 30, 2006. RATE WILL RESET TO 0% AT A FUTURE SPECIFIED DATE.

# RATE IN EFFECT AT SEPTEMBER 30, 2006. RATE WILL RESET TO 1.875% AT A FUTURE SPECIFIED DATE.

+    VARIABLE RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT SEPTEMBER 30,
     2006.

(a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(b) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 6.0% DUE 08/01/36 VALUED AT $605,576.

(c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES $164,994,968. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $14,203,292 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $4,287,881, RESULTING IN NET UNREALIZED APPRECIATION OF $9,915,411.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
SUMMARY OF INVESTMENTS - SEPTEMBER 30, 2006

                                                                      PERCENT OF
INDUSTRY                                                   VALUE      NET ASSETS
--------------------------------------------------------------------------------
Semiconductors                                         $ 12,764,312       7.3%
Biotechnology                                            11,544,500       6.6
Investment Banks/Brokers                                 10,622,575       6.0
Aerospace & Defense                                       7,335,510       4.2
Oilfield Services/ Equipment                              7,177,459       4.1
Pharmaceuticals: Major                                    6,627,870       3.7
Medical Specialties                                       6,539,125       3.7
Wireless Telecommunications                               6,380,825       3.6
Property - Casualty Insurers                              5,985,850       3.4
Motor Vehicles                                            5,363,663       3.1
Telecommunication Equipment                               5,162,281       3.0
Cable/Satellite TV                                        4,448,750       2.5
Electronic Components                                     4,240,125       2.4
Finance/Rental/Leasing                                    3,960,423       2.2
Financial Conglomerates                                   3,945,750       2.2
Pharmaceuticals: Other                                    3,525,775       2.0
Oil & Gas Production                                      3,486,375       2.0
Life/Health Insurance                                     3,089,840       1.8
Hotels/Resorts/Cruiselines                                3,026,562       1.7
Real Estate Investment Trusts                             2,899,487       1.7
Services to the Health Industry                           2,898,000       1.6
Repurchase Agreements                                     2,859,702       1.6
Electronic Production Equipment                           2,556,875       1.5
Home Furnishings                                          2,516,250       1.4
Containers/Packaging                                      2,347,792       1.4
Apparel/Footwear Retail                                   2,296,875       1.3
Media Conglomerates                                       2,260,000       1.3
Hospital/Nursing Management                               2,216,250       1.3
Advertising/Marketing Services                            1,968,125       1.1
Wholesale Distributors                                    1,947,500       1.1
Information Technology Services                           1,901,463       1.1
Oil & Gas Pipelines                                       1,785,810       1.0
Electronics/Appliances                                 $  1,719,375       1.0%
Marine Shipping                                           1,660,838       0.9
Industrial Machinery                                      1,628,812       0.9
Precious Metals                                           1,507,500       0.9
Electric Utilities                                        1,465,344       0.8
Specialty Telecommunications                              1,452,483       0.8
Recreational Products                                     1,437,000       0.8
Packaged Software                                         1,332,000       0.8
Internet Software/Services                                1,301,250       0.7
Computer Peripherals                                      1,319,775       0.7
Electronics/ Appliance Stores                             1,215,000       0.7
Chemicals: Major Diversified                              1,172,148       0.7
Gas Distributors                                          1,011,840       0.6
Tobacco                                                     992,031       0.6
Discount Stores                                             980,000       0.6
Trucks/Construction/ Farm Machinery                         977,812       0.6
Electrical Products                                         943,688       0.5
Electronic Equipment/ Instruments                           907,000       0.5
Computer Communications                                     878,281       0.5
Major Banks                                                 863,005       0.5
Airlines                                                    841,663       0.5
Broadcasting                                                811,894       0.5
Electronic Distributors                                     777,500       0.4
Movies/Entertainment                                        775,000       0.4
Environmental Services                                      647,500       0.4
Oil Refining/Marketing                                      429,105       0.3
Medical Distributors                                        180,836       0.1
                                                       ------------      ----
                                                       $174,910,379      99.6%
                                                       ============      ====

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
SEPTEMBER 30, 2006

Assets:
Investments in securities, at value (cost $164,680,217)     $174,910,379
Cash                                                              43,841
Receivable for:
   Investments sold                                            1,307,493
   Interest                                                      875,500
   Dividends                                                     160,828
   Shares of beneficial interest sold                                504
Prepaid expenses and other assets                                 43,359
                                                            ------------
   Total Assets                                              177,341,904
                                                            ------------
Liabilities:
Payable for:
   Investments purchased                                       1,187,679
   Shares of beneficial interest redeemed                        186,547
   Investment advisory fee                                        74,897
   Distribution fee                                               72,293
   Administration fee                                             11,522
   Transfer agent fee                                             11,018
Accrued expenses and other payables                              152,702
                                                            ------------
   Total Liabilities                                           1,696,658
                                                            ------------
   Net Assets                                               $175,645,246
                                                            ============
Composition of Net Assets:
Paid-in-capital                                             $177,354,874
Net unrealized appreciation                                   10,230,162
Accumulated undistributed net investment income                2,012,060
Accumulated net realized loss                                (13,951,850)
                                                            ------------
   Net Assets                                               $175,645,246
                                                            ============
Class A Shares:
Net Assets                                                  $111,136,719
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)      6,429,420
   Net Asset Value Per Share                                $      17.29
                                                            ============
   Maximum Offering Price Per Share,
   (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)          $      18.25
                                                            ============
Class B Shares:
Net Assets                                                  $ 51,694,845
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)      2,986,819
   Net Asset Value Per Share                                $      17.31
                                                            ============
Class C Shares:
Net Assets                                                  $  8,339,468
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)        484,789
   Net Asset Value Per Share                                $      17.20
                                                            ============
Class D Shares:
Net Assets                                                  $  4,474,214
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)        258,889
   Net Asset Value Per Share                                $      17.28
                                                            ============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
FOR THE YEAR ENDED SEPTEMBER 30, 2006

Net Investment Income:
Income
Interest                                $ 4,127,854
Dividends                                 2,795,780
                                        -----------
   Total Income                           6,923,634
                                        -----------
Expenses
Investment advisory fee                     981,813
Distribution fee (Class A shares)           276,872
Distribution fee (Class B shares)           612,094
Distribution fee (Class C shares)            77,546
Transfer agent fees and expenses            254,875
Administration fee                          151,048
Professional fees                            94,378
Shareholder reports and notices              81,433
Registration fees                            45,499
Custodian fees                               16,114
Trustees' fees and expenses                   9,864
Other                                        25,208
                                        -----------
   Total Expenses                         2,626,744
Less: expense offset                         (1,056)
                                        -----------
   Net Expenses                           2,625,688
                                        -----------
   Net Investment Income                  4,297,946
                                        -----------
Net Realized and Unrealized Gain:
Net realized gain                         7,646,770
Net change in unrealized appreciation     1,338,006
                                        -----------
   Net Gain                               8,984,776
                                        -----------
Net Increase                            $13,282,722
                                        ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                                      FOR THE YEAR         FOR THE YEAR
                                                                          ENDED                ENDED
                                                                   SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
                                                                   ------------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                 $  4,297,946         $  5,434,339
Net realized gain                                                        7,646,770           13,531,179
Net change in unrealized appreciation                                    1,338,006           (3,320,626)
                                                                      ------------         ------------
   Net Increase                                                         13,282,722           15,644,892
                                                                      ------------         ------------
Dividends to Shareholders from Net Investment Income:
Class A shares                                                          (2,837,046)          (1,729,113)
Class B shares                                                          (1,011,803)          (3,470,514)
Class C shares                                                            (166,844)            (252,338)
Class D shares                                                            (108,209)            (127,129)
                                                                      ------------         ------------
   Total Dividends                                                      (4,123,902)          (5,579,094)
                                                                      ------------         ------------
Net decrease from transactions in shares of beneficial interest        (40,413,535)         (73,235,505)
                                                                      ------------         ------------
   Net Decrease                                                        (31,254,715)         (63,169,707)
Net Assets:
Beginning of period                                                    206,899,961          270,069,668
                                                                      ------------         ------------
End of Period
   (INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
    $2,012,060 AND $906,019, RESPECTIVELY)                            $175,645,246         $206,899,961
                                                                      ============         ============

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006

1. Organization and Accounting Policies

Morgan Stanley Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;
(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $750 million; 0.47% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.42% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.395% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.37% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.345% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $101,413,818 at September 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended September 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $202,923 and $942, respectively and received $11,183 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2006 aggregated $107,611,350 and $147,798,705, respectively.

At September 30, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 182,514 Class D shares of beneficial interest of the Fund.

For the year ended September 30, 2006, the Fund incurred brokerage commissions of $2,606 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended September 30, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,355. At September 30, 2006, the Fund had an accrued pension liability of $63,252 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                   FOR THE YEAR         FOR THE YEAR
                                       ENDED                ENDED
                                SEPTEMBER 30, 2005   SEPTEMBER 30, 2005
                                ------------------   ------------------
Ordinary income                    $  4,123,902          $5,579,094
                                   ============          ==========

As of September 30, 2006, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income      $  2,340,556
Undistributed long-term gains                --
                                   ------------
Net accumulated earnings              2,340,556
Capital loss carryforward*          (13,951,816)
Temporary differences                   (13,779)
Net unrealized appreciation           9,915,411
                                   ------------
Total accumulated losses           $ (1,709,628)
                                   ============

* During the year ended September 30, 2006, the Fund utilized $6,714,800 of its net capital loss carryforward. As of September 30, 2006, the Fund had a net capital loss carryforward of $13,951,816 which will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2006, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities and tax adjustments on convertible preferred stock and permanent book/tax differences attributable to tax adjustments on securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $931,997.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                            FOR THE YEAR                 FOR THE YEAR
                                                ENDED                        ENDED
                                         SEPTEMBER 30, 2006           SEPTEMBER 30, 2005
                                     -------------------------   ---------------------------
                                       SHARES        AMOUNT         SHARES         SHARES
                                     ----------   ------------   -----------   -------------
CLASS A SHARES
Sold                                     79,225   $  1,339,992       146,258   $   2,339,210
Conversion from Class B                 419,448      7,046,239     7,376,799     114,314,163
Reinvestment of dividends               137,530      2,319,362        86,941       1,396,973
Redeemed                             (1,392,857)   (23,465,710)     (950,680)    (15,245,535)
                                     ----------   ------------   -----------   -------------
Net increase (decrease) -- Class A     (756,654)   (12,760,117)    6,659,318     102,804,811
                                     ----------   ------------   -----------   -------------
CLASS B SHARES
Sold                                     81,855      1,389,118       312,746       5,057,544
Conversion to Class A                  (419,290)    (7,046,239)   (7,381,481)   (114,314,163)
Reinvestment of dividends                42,984        725,360       163,393       2,649,978
Redeemed                             (1,241,696)   (20,860,014)   (4,050,644)    (65,357,644)
                                     ----------   ------------   -----------   -------------
Net decrease -- Class B              (1,536,147)   (25,791,775)  (10,955,986)   (171,964,285)
                                     ----------   ------------   -----------   -------------
CLASS C SHARES
Sold                                     34,936        589,037        61,261         983,881
Reinvestment of dividends                 7,624        128,091        12,716         204,532
Redeemed                               (191,035)    (3,193,127)     (229,629)     (3,668,105)
                                     ----------   ------------   -----------   -------------
Net decrease -- Class C                (148,475)    (2,475,999)     (155,652)     (2,479,692)
                                     ----------   ------------   -----------   -------------
CLASS D SHARES
Sold                                     85,642      1,474,095       113,756       1,814,632
Reinvestment of dividends                   958         16,130         4,037          65,347
Redeemed                                (52,402)      (875,869)     (217,499)     (3,476,318)
                                     ----------   ------------   -----------   -------------
Net increase (decrease) -- Class D       34,198        614,356       (99,706)     (1,596,339)
                                     ----------   ------------   -----------   -------------
Net decrease in Fund                 (2,407,078)  $(40,413,535)   (4,552,026)  $ (73,235,505)
                                     ==========   ============   ===========   =============

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                        FOR THE YEAR ENDED SEPTEMBER 30,
                                                 ----------------------------------------------
                                                   2006       2005      2004     2003     2002
                                                 --------   --------   ------   ------   ------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period             $  16.46   $  15.78   $14.76   $12.76   $13.96
                                                 --------   --------   ------   ------   ------
Income (loss) from investment operations:
   Net investment income+++                          0.43       0.47     0.48     0.52     0.56
   Net realized and unrealized gain (loss)           0.82       0.69     1.06     1.97    (1.11)
                                                 --------   --------   ------   ------   ------
Total income (loss) from investment operations       1.25       1.16     1.54     2.49    (0.55)
                                                 --------   --------   ------   ------   ------
Less dividends from net investment income           (0.42)     (0.48)   (0.52)   (0.49)   (0.65)
                                                 --------   --------   ------   ------   ------
Net asset value, end of period                   $  17.29   $  16.46   $15.78   $14.76   $12.76
                                                 ========   ========   ======   ======   ======
Total Return+                                        7.64%      7.47%   10.49%   19.76%   (4.26)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)               1.12%      1.11%    1.04%    1.08%    1.09%
Net investment income                                2.55%      2.84%    2.98%    3.59%    3.90%
Supplemental Data:
Net assets, end of period, in thousands          $111,137   $118,298   $8,314   $5,284   $2,570
Portfolio turnover rate                                58%        47%      62%      93%      82%

----------
+++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                          FOR THE YEAR ENDED SEPTEMBER 30,
                                                 --------------------------------------------------
                                                   2006      2005      2004       2003       2002
                                                 -------   -------   --------   --------   --------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period             $ 16.48   $ 15.78   $  14.76   $  12.76   $  13.95
                                                 -------   -------   --------   --------   --------
Income (loss) from investment operations:
   Net investment income+++                         0.30      0.33       0.35       0.39       0.45
   Net realized and unrealized gain (loss)          0.82      0.71       1.07       2.00      (1.10)
                                                 -------   -------   --------   --------   --------
Total income (loss) from investment operations      1.12      1.04       1.42       2.39      (0.65)
                                                 -------   -------   --------   --------   --------
Less dividends from net investment income          (0.29)    (0.34)     (0.40)     (0.39)     (0.54)
                                                 -------   -------   --------   --------   --------
Net asset value, end of period                   $ 17.31   $ 16.48   $  15.78   $  14.76   $  12.76
                                                 =======   =======   ========   ========   ========
Total Return+                                       6.85%     6.65%      9.63%     18.88%     (5.01)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)              1.88%     1.86%      1.81%      1.83%      1.84%
Net investment income                               1.79%     2.09%      2.21%      2.84%      3.15%
Supplemental Data:
Net assets, end of period, in thousands          $51,695   $74,529   $244,246   $258,799   $202,516
Portfolio turnover rate                               58%       47%        62%        93%        82%

----------
+++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                 --------------------------------------------
                                                  2006      2005      2004     2003     2002
                                                 ------   -------   -------   ------   ------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period             $16.38   $ 15.71   $ 14.70   $12.71   $13.90
                                                 ------   -------   -------   ------   ------
Income (loss) from investment operations:
   Net investment income+++                        0.32      0.34      0.35     0.42     0.45
   Net realized and unrealized gain (loss)         0.82      0.69      1.07     1.96    (1.10)
                                                 ------   -------   -------   ------   ------
Total income (loss) from investment operations     1.14      1.03      1.42     2.38    (0.65)
                                                 ------   -------   -------   ------   ------
Less dividends from net investment income         (0.32)    (0.36)    (0.41)   (0.39)   (0.54)
                                                 ------   -------   -------   ------   ------
Net asset value, end of period                   $17.20   $ 16.38   $ 15.71   $14.70   $12.71
                                                 ======   =======   =======   ======   ======
Total Return+                                      7.00%     6.61%     9.65%   18.92%   (4.97)%

Ratios to Average Net Assets(1):
Total expenses (before expense offset)             1.73%     1.85%     1.81%    1.83%    1.80%
Net investment income                              1.94%     2.10%     2.21%    2.84%    3.19%

Supplemental Data:
Net assets, end of period, in thousands          $8,339   $10,374   $12,390   $9,447   $4,740
Portfolio turnover rate                              58%       47%       62%      93%      82%

----------
+++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                      FOR THE YEAR ENDED SEPTEMBER 30,
                                                 ------------------------------------------
                                                  2006     2005     2004     2003     2002
                                                 ------   ------   ------   ------   ------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period             $16.46   $15.78   $14.76   $12.76   $13.95
                                                 ------   ------   ------   ------   ------
Income (loss) from investment operations:
   Net investment income+++                        0.47     0.50     0.51     0.61     0.59
   Net realized and unrealized gain (loss)         0.81     0.70     1.07     1.91    (1.10)
                                                 ------   ------   ------   ------   ------
Total income (loss) from investment operations     1.28     1.20     1.58     2.52    (0.51)
                                                 ------   ------   ------   ------   ------
Less dividends from net investment income         (0.46)   (0.52)   (0.56)   (0.52)   (0.68)
                                                 ------   ------   ------   ------   ------
Net asset value, end of period                   $17.28   $16.46   $15.78   $14.76   $12.76
                                                 ======   ======   ======   ======   ======
Total Return+                                      7.90%    7.72%   10.75%   20.04%   (4.03)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)             0.88%    0.86%    0.81%    0.83%    0.84%
Net investment income                              2.79%    3.09%    3.21%    3.84%    4.15%
Supplemental Data:
Net assets, end of period, in thousands          $4,474   $3,698   $5,120   $7,996   $1,680
Portfolio turnover rate                              58%      47%      62%      93%      82%

----------
+++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Convertible Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Convertible Securities Trust (the "Fund"), including the portfolio of investments, as of September 30, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Convertible Securities Trust as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 21, 2006

Morgan Stanley Convertible Securities Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006. The meeting was held on August 23, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

                        FOR      WITHHOLD   ABSTAIN   BNV*
                     ---------   --------   -------   ----
Frank L. Bowman      5,476,874    225,416      0        0
Kathleen A. Dennis   5,474,291    227,999      0        0
James F. Higgins     5,471,144    231,146      0        0
Joseph J. Kearns     5,472,330    229,960      0        0
Michael F. Klein     5,474,177    228,113      0        0
W. Allen Reed        5,469,007    233,283      0        0
Fergus Reid          5,469,115    233,175      0        0

(2) Elimination of certain fundamental investment restrictions:

                                                                                FOR      AGAINST   ABSTAIN     BNV*
                                                                             ---------   -------   -------   -------
Elimination of the fundamental policy restricting the Fund's ability to
   pledge assets                                                             4,637,274   234,274   228,233   602,509
Elimination of the fundamental policy restricting purchases of
   securities on margin                                                      4,613,925   243,407   242,449   602,509
Elimination of the fundamental policy prohibiting investments in oil, gas,
   and other types of minerals or mineral leases                             4,654,908   215,043   229,830   602,509
Elimination of the fundamental policy regarding investments in warrants      4,604,441   234,002   261,338   602,509
Elimination of the fundamental policy prohibiting or restricting the purchase of securities of issuers in which Trustees or Officers
   have an interest                                                          4,611,892   255,243   232,646   602,509
Elimination of the fundamental policy prohibiting investments for
   purposes of exercising control                                            4,642,788   218,307   238,686   602,509
Elimination of the fundamental policy regarding investments in
   unseasoned companies                                                      4,606,994   244,444   248,343   602,509

(3) Modify certain fundamental investment restrictions:

                                                                            FOR      AGAINST   ABSTAIN     BNV*
                                                                         ---------   -------   -------   -------
Modify fundamental policy regarding diversification                      4,646,667   226,908   226,206   602,509
Modify fundamental policy regarding borrowing money                      4,617,710   255,888   226,183   602,509
Modify fundamental policy regarding loans                                4,616,965   250,911   231,905   602,509
Modify fundamental policy regarding investment in commodities,
   commodity contracts and futures contracts                             4,611,648   243,676   244,457   602,509
Modify fundamental policy regarding issuance of senior securities        4,658,934   218,761   222,086   602,509

(4) Reclassify certain fundamental policies as non-fundamental policies:

                                                                            FOR      AGAINST   ABSTAIN     BNV*
                                                                         ---------   -------   -------   -------
Reclassification as non-fundamental the fundamental policy regarding
   the short sale of securities                                          4,625,332   247,102   227,347   602,509
Reclassification as non-fundamental the fundamental policy prohibiting
   investments in other investment companies                             4,631,936   243,237   224,608   602,509

----------
* BROKER "NON-VOTES" ARE SHARES HELD IN STREET NAME FOR WHICH THE BROKER INDICATES THAT INSTRUCTIONS HAVE NOT BEEN RECEIVED FROM THE BENEFICIAL OWNERS OR OTHER PERSONS ENTITLED TO VOTE AND FOR WHICH THE BROKER DOES NOT HAVE DISCRETIONARY VOTING AUTHORITY.

Morgan Stanley Convertible Securities Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                               TERM                                         IN FUND
                                             OF OFFICE                                      COMPLEX
                              POSITION(S)   AND LENGTH                                    OVERSEEN BY
  NAME, AGE AND ADDRESS OF     HELD WITH      OF TIME        PRINCIPAL OCCUPATION(S)      INDEPENDENT     OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE        REGISTRANT     SERVED*          DURING PAST 5 YEARS         TRUSTEE**       BY INDEPENDENT TRUSTEE
---------------------------   -----------   ----------   ------------------------------   -----------   ---------------------------
Frank L. Bowman (61)          Trustee       Since        President and Chief Executive    161           Director of the National
c/o Kramer Levin Naftalis                   August       Officer of the Nuclear Energy                  Energy Foundation, the U.S.
& Frankel LLP                               2006         Institute (policy                              Energy Association, the
Counsel to the Independent                               organization) (since February                  American Council for
Trustees                                                 2005); Director or Trustee of                  Capital Formation and the
1177 Avenue of the Americas                              various Retail and                             Armed Services YMCA of the
New York, NY 10036                                       Institutional Funds (since                     USA.
                                                         August 2006) formerly
                                                         variously, Admiral in the U.S.
                                                         Navy, Director of Naval
                                                         Nuclear Propulsion Program and
                                                         Deputy Administrator - Naval
                                                         Reactors in the National
                                                         Nuclear Security
                                                         Administration at the U.S.
                                                         Department of Energy
                                                         (1996-2004). Honorary Knight
                                                         Commander of the Most
                                                         Excellent Order of the British
                                                         Empire.

Michael Bozic (65)            Trustee       Since        Private investor; Chairperson    175           Director of various
c/o Kramer Levin Naftalis &                 April 1994   of the Valuation, Insurance                    business organizations.
Frankel LLP                                              and Compliance Committee
Counsel to the Independent                               (since October 2006); Director
Trustees                                                  or Trustee of the Retail Funds
1177 Avenue of the Americas                              (since April 1994) and the
New York, NY 10036                                       Institutional Funds (since
                                                         July 2003); formerly
                                                         Chairperson of the Insurance
                                                         Committee (July 2006-September
                                                         2006); Vice Chairman of Kmart
                                                         Corporation (December
                                                         1998-October 2000), Chairman
                                                         and Chief Executive Officer of
                                                         Levitz Furniture Corporation
                                                         (November 1995-November 1998)
                                                         and President and Chief
                                                         Executive Officer of Hills
                                                         Department Stores (May
                                                         1991-July 1995); variously
                                                         Chairman, Chief Executive
                                                         Officer, President and Chief
                                                         Operating Officer (1987-1991)
                                                         of the Sears Merchandise Group
                                                         of Sears, Roebuck & Co.

Kathleen A. Dennis (53)       Trustee       Since        President, Cedarwood             161           None.
c/o Kramer Levin Naftalis                   August       Associates (mutual fund
& Frankel LLP                               2006         consulting) (since July 2006);
Counsel to the Independent                               Chairperson of the Closed-End,
Trustees                                                 Money Market and Alternatives
1177 Avenue of the Americas                              Sub-Committee of the
New York, NY 10036                                       Investment Committee (since
                                                         October 2006) and Director or
                                                         Trustee of various Retail and
                                                         Institutional Funds (since
                                                         August 2006); formerly, Senior
                                                         Managing Director of Victory
                                                         Capital Management
                                                         (1993-2006).

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                               TERM                                         IN FUND
                                             OF OFFICE                                      COMPLEX
                              POSITION(S)   AND LENGTH                                    OVERSEEN BY
  NAME, AGE AND ADDRESS OF     HELD WITH      OF TIME        PRINCIPAL OCCUPATION(S)      INDEPENDENT     OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE        REGISTRANT     SERVED*          DURING PAST 5 YEARS         TRUSTEE**       BY INDEPENDENT TRUSTEE
---------------------------   -----------   ----------   ------------------------------   -----------   ---------------------------
Edwin J. Garn (73)            Trustee       Since        Consultant; Director or          175           Director of Franklin Covey
1031 N. Chartwell Court                     January      Trustee of the Retail Funds                    (time management systems),
Salt Lake City, UT 84103                    1993         (since January 1993) and the                   BMW Bank of North America,
                                                         Institutional Funds (since                     Inc. (industrial loan
                                                         July 2003); Member of the Utah                 corporation), Escrow Bank
                                                         Regional Advisory Board of                     USA (industrial loan
                                                         Pacific Corp. (utility                         corporation); United Space
                                                         company); formerly Managing                    Alliance (joint venture
                                                         Director of Summit Ventures                    between Lockheed Martin and
                                                         LLC (lobbying and consulting                   the Boeing Company) and
                                                         firm) (2000-2004); United                      Nuskin Asia Pacific
                                                         States Senator (R-Utah)                        (multilevel marketing);
                                                         (1974-1992) and Chairman,                      member of the board of
                                                         Senate Banking Committee                       various civic and
                                                         (1980-1986), Mayor of Salt                     charitable organizations.
                                                         Lake City, Utah (1971-1974),
                                                         Astronaut, Space Shuttle
                                                         Discovery (April 12-19, 1985),
                                                         and Vice Chairman, Huntsman
                                                         Corporation (chemical
                                                         company).

Wayne E. Hedien (72)          Trustee       Since        Retired; Director or Trustee     175           Director of The PMI Group
c/o Kramer Levin Naftalis                   September    of the Retail Funds; (Since                    Inc. (private mortgage
& Frankel LLP                               1997         September 1997) and the                        insurance); Trustee and
Counsel to the Independent                               Institutional Funds (since                     Vice Chairman of The Field
Trustees                                                 July 2003); formerly                           Museum of Natural History;
1177 Avenue of the Americas                              associated with the Allstate                   director of various other
New York, NY 10036                                       Companies (1966-1994), most                    business and charitable
                                                         recently as Chairman of The                    organizations.
                                                         Allstate Corporation (March
                                                         1993-December 1994) and
                                                         Chairman and Chief Executive
                                                         Officer of its wholly-owned
                                                         subsidiary, Allstate Insurance
                                                         Company (July 1989-December
                                                         1994).

Dr. Manuel H. Johnson (57)    Trustee       Since        Senior Partner, Johnson Smick    175           Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.               July 1991    International, Inc.,                           construction); Director of
888 16th Street, N.W.                                    (consulting firm); Chairperson                 KFX Energy; Director of RBS
Suite 740                                                of the Investment Committee                    Greenwich Capital Holdings
Washington, D.C. 20006                                   (since October 2006) and                       (financial holding
                                                         Director or Trustee of the                     company).
                                                         Retail Funds (since July 1991)
                                                         and the Institutional Funds
                                                         (since July 2003); Co-Chairman
                                                         and a founder of the Group of
                                                         Seven Council (G7C), an
                                                         international economic
                                                         commission; formerly Chairman
                                                         of the Audit Committee (July
                                                         1991-September 2006); Vice
                                                         Chairman of the Board of
                                                         Governors of the Federal
                                                         Reserve System and Assistant
                                                         Secretary of the U.S.
                                                         Treasury.

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                               TERM                                         IN FUND
                                             OF OFFICE                                      COMPLEX
                              POSITION(S)   AND LENGTH                                    OVERSEEN BY
  NAME, AGE AND ADDRESS OF     HELD WITH      OF TIME        PRINCIPAL OCCUPATION(S)      INDEPENDENT     OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE        REGISTRANT     SERVED*          DURING PAST 5 YEARS         TRUSTEE**       BY INDEPENDENT TRUSTEE
---------------------------   -----------   ----------   ------------------------------   -----------   ---------------------------
Joseph J. Kearns (64)         Trustee       Since July   President, Kearns & Associates   176           Director of Electro Rent
c/o Kearns & Associates LLC                 2003         LLC (investment consulting);                   Corporation (equipment
PMB754 23852 Pacific Coast                               Chairperson of the Audit                       leasing), The Ford Family
Highway Malibu, CA 90265                                 Committee (since October 2006)                 Foundation, and the UCLA
                                                         and Director or Trustee of the                 Foundation.
                                                         Retail Funds (since July 2003)
                                                         and the Institutional Funds
                                                         (since August 1994); formerly
                                                         Deputy Chairperson of the
                                                         Audit Committee (July
                                                         2003-September 2006) and
                                                         Chairperson of the Audit
                                                         Committee of the Institutional
                                                         Funds (October 2001-July
                                                         2003); formerly CFO of the J.
                                                         Paul Getty Trust.

Michael F. Klein (47)         Trustee       Since        Chief Operating Officer and      161           Director of certain
c/o Kramer Levin Naftalis &                 August       Managing Director, Aetos                       investment funds managed or
Frankel LLP                                 2006         Capital, LLC (since March                      sponsored by Aetos Capital
Counsel to the Independent                               2000); Chairman of the                         LLC.
Trustees 1177 Avenue of the                              Fixed-Income Sub-Committee of
Americas New York, NY 10036                              the Investment Committee
                                                         (since October 2006) and
                                                         Director or Trustee (since
                                                         August 2006) of various Retail
                                                         and Institutional Funds;
                                                         formerly Managing Director,
                                                         Morgan Stanley & Co. Inc. and
                                                         Morgan Stanley Dean Witter
                                                         Investment Management,
                                                         President, Morgan Stanley
                                                         Institutional Funds (June
                                                         1998-March 2000) and
                                                         Principal, Morgan Stanley &
                                                         Co. Inc. and Morgan Stanley
                                                         Dean Witter Investment
                                                         Management (August
                                                         1997-December 1999).

Michael E. Nugent (70)        Chairman of   Chairman     General Partner of Triumph       175           None.
c/o Triumph Capital, L.P.     the Board     of the       Capital, L.P., a private
445 Park Avenue               and Trustee   Board        investment partnership;
New York, NY 10022                          since        Chairman of the Board of the
                                            July 2006    Retail Funds and Institutional
                                            and          Funds (since July 2006) and
                                            Trustee      Director or Trustee of the
                                            since July   Retail Funds (since July 1991)
                                            1991         and the Institutional Funds
                                                         (since July 2001); formerly
                                                         Chairman of the Insurance
                                                         Committee (until July 2006);
                                                         Vice President, Bankers Trust
                                                         Company and BT Capital
                                                         Corporation (1984-1988).

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                               TERM                                         IN FUND
                                             OF OFFICE                                      COMPLEX
                              POSITION(S)   AND LENGTH                                    OVERSEEN BY
  NAME, AGE AND ADDRESS OF     HELD WITH      OF TIME        PRINCIPAL OCCUPATION(S)      INDEPENDENT     OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE        REGISTRANT     SERVED*          DURING PAST 5 YEARS         TRUSTEE**       BY INDEPENDENT TRUSTEE
---------------------------   -----------   ----------   ------------------------------   -----------   ---------------------------
W. Allen Reed (59)            Trustee       Since        Chairperson of the Equity        161           Director of GMAC (financial
c/o Kramer Levin Naftalis                   August       Sub-Commitee of the Investment                 services), GMAC Insurance
& Frankel LLP                               2006         Committee (since October 2006)                 Holdings and Temple-Inland
Counsel to the Independent                               and Director or Trustee (since                 Industries (Packaging,
Trustees                                                 August 2006) of various Retail                 Banking and Forrest
1177 Avenue of the Americas                              and Institutional Funds.                       Products); member of the
New York, NY 10036                                       President and CEO of General                   Board of Executives of the
                                                         Motors Asset Management;                       Morgan Stanley Capital
                                                         Chairman and Chief Executive                   International Editorial
                                                         Officer of the GM Trust Bank                   Board; Director of Legg
                                                         and Corporate Vice President                   Mason and Director of
                                                         of General Motors Corporation                  various investment fund
                                                         (August 1994-December 2005).                   advisory boards.

Fergus Reid (74)              Trustee       Since July   Chairman of Lumelite Plastics    176           Trustee and Director of
c/o Lumelite Plastics                       2003         Corporation; Chairperson of                    certain investment
Corporation                                              the Governance Committee and                   companies in the JPMorgan
85 Charles Colman Blvd.                                  Director or Trustee of the                     Funds complex managed by
Pawling, NY 12564                                        Retail Funds (since July 2003)                 J.P. Morgan Investment
                                                         and the Institutional Funds                    Management Inc.
                                                         (since June 1992).

Interested Trustee:

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                               TERM                                         IN FUND
                                             OF OFFICE                                      COMPLEX
                              POSITION(S)   AND LENGTH                                    OVERSEEN BY
  NAME, AGE AND ADDRESS OF     HELD WITH      OF TIME        PRINCIPAL OCCUPATION(S)       INTERESTED     OTHER DIRECTORSHIPS HELD
     INTERESTED TRUSTEE        REGISTRANT     SERVED*          DURING PAST 5 YEARS         TRUSTEE**       BY INTERESTED TRUSTEE
---------------------------   -----------   ----------   ------------------------------   -----------   ---------------------------
James F. Higgins (58)         Trustee       Since June   Director or Trustee of the       175           Director of AXA Financial,
c/o Morgan Stanley Trust                    2000         Retail Funds (since June 2000)                 Inc. and The Equitable Life
Harborside Financial Center                              and the Institutional Funds                    Assurance Society of the
Plaza Two                                                (since July 2003); Senior                      United States (financial
Jersey City, NJ 07311                                    Advisor of Morgan Stanley                      services).
                                                         (since August 2000).

----------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS") OR THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS").

** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.) AS OF OCTOBER 2, 2006.

Executive Officers:

   NAME, AGE AND ADDRESS      POSITION(S) HELD     TERM OF OFFICE AND
    OF EXECUTIVE OFFICER       WITH REGISTRANT   LENGTH OF TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------   ----------------   ----------------------   ----------------------------------------------------------
Ronald E. Robison (67)        President and      President since          President (since September 2005) and Principal Executive
1221 Avenue of the Americas   Principal          September 2005 and       Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10020            Executive          Principal Executive      President (since September 2005) and Principal Executive
                              Officer            Officer since May 2003   Officer (since May 2003) of the Van Kampen Funds; Managing
                                                                          Director, Director and/or Officer of the Investment
                                                                          Adviser and various entities affiliated with the
                                                                          Investment Adviser; Director of Morgan Stanley SICAV
                                                                          (since May 2004). Formerly, Executive Vice President (July
                                                                          2003 to September 2005) of funds in the Fund Complex and
                                                                          the Van Kampen Funds; President and Director of the
                                                                          Institutional Funds (March 2001 to July 2003); Chief
                                                                          Global Operating Officer of Morgan Stanley Investment
                                                                          Management Inc.; Chief Administrative Officer of Morgan
                                                                          Stanley Investment Advisors Inc.; Chief Administrative
                                                                          Officer of Morgan Stanley Services Company Inc.

J. David Germany (52)         Vice President     Since February 2006      Managing Director and (since December 2005) Chief
Morgan Stanley Investment                                                 Investment Officer - Global Fixed Income of Morgan Stanley
Management Ltd.                                                           Investment Management; Managing Director and Director of
25 Cabot Square Canary                                                    Morgan Stanley Investment Management Limited; Vice
Wharf, London                                                             President of the Retail and Institutional Funds (since
United Kingdom E144QA                                                     February 2006).

Dennis F. Shea (53)           Vice President     Since February 2006      Managing Director and (since February 2006) Chief
1221 Avenue of the Americas                                               Investment Officer - Global Equity of Morgan Stanley
New York, NY 10020                                                        Investment Management; Vice President of the Retail and
                                                                          Institutional Funds (since February 2006). Formerly,
                                                                          Managing Director and Director of Global Equity Research
                                                                          at Morgan Stanley.

Barry Fink (51)               Vice President     Since February 1997      Managing Director and General Counsel of Morgan Stanley
1221 Avenue of the Americas                                               Investment Management; Managing Director of the Investment
New York, NY 10020                                                        Adviser and various entities affiliated with the
                                                                          Investment Adviser; Vice President of the Retail Funds and
                                                                          (since July 2003) the Institutional Funds. Formerly,
                                                                          Secretary, General Counsel and/or Director of the
                                                                          Investment Adviser and various entities affiliated with
                                                                          the Investment Adviser; Secretary and General Counsel of
                                                                          the Retail Funds.

Amy R. Doberman (44)          Vice President     Since July 2004          Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                               Management of Morgan Stanley Investment Management (since
New York, NY 10020                                                        July 2004); Vice President of the Retail Funds and the
                                                                          Institutional Funds (since July 2004); Vice President of
                                                                          the Van Kampen Funds (since August 2004); Secretary (since
                                                                          February 2006) and Managing Director (since July 2004) of
                                                                          the Investment Adviser and various entities affiliated
                                                                          with the Investment Adviser. Formerly, Managing Director
                                                                          and General Counsel - Americas, UBS Global Asset
                                                                          Management (July 2000 to July 2004).

Carsten Otto (42)             Chief Compliance   Since October 2004       Managing Director and U.S. Director of Compliance for
1221 Avenue of the Americas   Officer                                     Morgan Stanley Investment Management (since October 2004);
New York, NY 10020                                                        Managing Director and Chief Compliance Officer of Morgan
                                                                          Stanley Investment Management. Formerly, Assistant
                                                                          Secretary and Assistant General Counsel of the Retail
                                                                          Funds.

   NAME, AGE AND ADDRESS      POSITION(S) HELD     TERM OF OFFICE AND
    OF EXECUTIVE OFFICER       WITH REGISTRANT   LENGTH OF TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------   ----------------   ----------------------   ----------------------------------------------------------
Stefanie V. Chang Yu (39)     Vice President     Since December 1997      Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                                               entities affiliated with the Investment Adviser; Vice
New York, NY 10020                                                        President of the Retail Funds (since July 2002) and the
                                                                          Institutional Funds (since December 1997). Formerly,
                                                                          Secretary of various entities affiliated with the
                                                                          Investment Adviser.

Francis J. Smith (41)         Treasurer and      Treasurer since July     Executive Director of the Investment Adviser and various
c/o Morgan Stanley Trust      Chief Financial    2003 and Chief           entities affiliated with the Investment Adviser; Treasurer
Harborside Financial Center   Officer            Financial Officer        and Chief Financial Officer of the Retail Funds (since
Plaza Two                                        since September 2002     July 2003). Formerly, Vice President of the Retail Funds
Jersey City, NJ 07311                                                     (September 2002 to July 2003).

Mary E. Mullin (39)           Secretary          Since June 1999          Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                                               entities affiliated with the Investment Adviser; Secretary
New York, NY 10020                                                        of the Retail Funds (since July 2003) and the
                                                                          Institutional Funds (since June 1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS OR THE INSTITUTIONAL FUNDS.

                       2006 FEDERAL TAX NOTICE (UNAUDITED)

During the fiscal year ended September 30, 2006, 22.77% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 14.04% of the Fund's ordinary dividends paid during the fiscal year ended September 30, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

TRUSTEES
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS
Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley Convertible Securities Trust

Annual Report
September 30, 2006

MORGAN STANLEY

CNSRPT-RA06-01043P-Y09/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                           REGISTRANT    COVERED ENTITIES(1)

   AUDIT FEES                $36,300          N/A
   NON-AUDIT FEES
      AUDIT-RELATED FEES     $   531(2)       $5,328,768(2)
      TAX FEES               $ 5,100(3)       $1,640,675(4)
      ALL OTHER FEES         $    --          $       --
   TOTAL NON-AUDIT FEES      $ 5,631          $6,969,443
   TOTAL                     $41,931          $6,969,443

2005

                           REGISTRANT    COVERED ENTITIES(1)

   AUDIT FEES                $36,296          N/A
   NON-AUDIT FEES
      AUDIT-RELATED FEES     $   540(2)       $3,215,745(2)
      TAX FEES               $ 5,519(3)       $   24,000(4)
      ALL OTHER FEES         $    --          $       --
   TOTAL NON-AUDIT FEES      $ 6,059          $3,239,745
   TOTAL                     $42,355          $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE

                          AUDIT AND NON-AUDIT SERVICES

                       PRE-APPROVAL POLICY AND PROCEDURES

                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.

          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited

          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.

          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited

          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.

          Morgan Stanley AIP GP LP

          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees/Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Ronald E. Robison

--------------------------------------
Ronald E. Robison
Principal Executive Officer

November 21, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

--------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith

--------------------------------------
Francis Smith
Principal Financial Officer
November 21, 2006